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MICHELLE D. WONG

michelle.wong@dechert.com

+1 617 728 7178 Direct

+1 617 426 6567 Fax

September 15, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment No. 626 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 626 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 627 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed solely for the purpose of registering Class R6 Shares of the Goldman Sachs Dynamic Emerging Markets Debt Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Long Short Credit Strategies Fund, Goldman Sachs Strategic Macro Fund (formerly, Goldman Sachs Fixed Income Macro Strategies Fund) and Goldman Sachs Short-Term Conservative Income Fund (the “Funds”).

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to the registration of Class R6 Shares of the Funds because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment Nos. 620 and 621 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

September 15, 2017 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7178.

Sincerely,

/s/ Michelle D. Wong
Michelle D. Wong